Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Sales revenue Concentration of credits risk	Dec. 31, 2011 Number of stores property retailer	Dec. 31, 2011 Joint Venture Mortgage and Indebtedness	Dec. 31, 2010 Joint Venture Mortgage and Indebtedness
Guarantees of Joint Venture Indebtedness:
Amount of joint venture debt that the Company guarantees					$ 30.2	$ 60.7
Concentration of Credit Risk
Concentration of credit risk, number of retailers				4
Concentration of credit risk, number of anchor stores				516
Total number of anchor stores				1,323
Maximum percentage of consolidated revenues from a single customer or tenant			0.10
Limited Life Partnerships
Approximate settlement values of noncontrolling interest	$ 140	$ 135